MERGER WITH THE FORMER GOLDEN OCEAN	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
MERGER WITH THE FORMER GOLDEN OCEAN
MERGER WITH THE FORMER GOLDEN OCEAN

The Transaction

On March 31, 2015, we merged with the Former Golden Ocean, a dry bulk shipping company based in Bermuda and listed on the OSE that mainly operated Capesize, Panamax and Ultramax vessels, and our name was changed to Golden Ocean Group Limited. Shareholders in the Former Golden Ocean received our shares as merger consideration. Pursuant to the Merger Agreement, one share in the Former Golden Ocean gave the right to receive 0.13749 of our shares, and we issued a total of 12,300,090 shares to shareholders in the Former Golden Ocean as merger consideration.

Accounting for the Merger

The Merger was accounted for as a business combination using the acquisition method of accounting under the provisions of ASC 805, with us selected as the accounting acquirer under this guidance. The factors that were considered in determining that we should be treated as the accounting acquirer were the relative voting rights in the combined company, the composition of the board of directors in the combined company, the relative sizes of us and the Former Golden Ocean, the composition of senior management of the combined company and the name of the combined company. Management considered that the relative voting rights in the combined company and the composition of the board of directors in the combined company were the most significant factors in determining us as the accounting acquirer.

The value of the consideration paid was calculated as follows:

(in thousands of $)
Fair value of shares issued	307,220
Fair value of vested stock options in the Former Golden Ocean	926
Total value of consideration	308,146

The following represents the calculation of the bargain purchase gain arising on consolidation based on management's final allocation of the total purchase price to the assets acquired and liabilities assumed:

(in thousands of $)
Assets
Cash and cash equivalents	129,084
Restricted cash	2,448
Marketable securities	5,779
Other current assets	78,457
Favorable contracts	30,417
Current assets	246,185
Restricted cash	31,552
Newbuildings	12,030
Vessels, net	632,997
Vessels under capital lease, net	14,029
Investment in associated companies	11,346
Favorable contracts	96,673
Other non current assets	9,116
Total assets	1,053,928
Liabilities
Current portion of long term debt	39,395
Current portion of capital lease obligations	7,032
Other current liabilities	28,180
Unfavorable contracts	1,567
Current liabilities	76,174
Long term debt	391,717
Convertible bond debt	161,200
Long term capital lease obligations	31,405
Other long term liabilities	434
Unfavorable contracts	5,976
Total liabilities	666,906
Fair value of net assets acquired and liabilities assumed	387,022
Total value of consideration	308,146
Bargain purchase gain arising on consolidation	78,876

As the fair value of the net assets acquired and liabilities assumed exceeded the total value of consideration paid, a bargain purchase gain of $78.9 million was recorded in the consolidated statement of operations. We consider that the bargain purchase gain is primarily attributable to the fall in our share price from the date we and the Former Golden Ocean entered into the Merger Agreement until the date the Merger was completed. On October 7, 2014, the date we and the Former Golden Ocean entered into the Merger Agreement, our closing share price was $7.85 and would have resulted in a fair value of shares issued of $482.3 million as compared to $307.2 million on March 31, 2015.

Vessels and equipment, net
The 29 vessels acquired were valued at fair value separately from the attached time charter contracts. Vessels were valued at fair value (level 2) based on the average of broker valuations from two different ship broker companies The brokers assessed each vessel based on, amongst other, age, yard, deadweight and capacity, and compare this to market transactions. For vessels we agreed to sell in April 2015 (Channel Alliance, Channel Navigator, Golden Zhoushan, Golden Beijing and Golden Magnum) the sales price was used. The fair value of the vessels less estimated residual value is depreciated on a straight-line basis over the vessels' estimated remaining economic useful lives in accordance with Company's existing policy.

Vessels acquired with existing time charters
The value of a time charter acquired with a vessel was recognized separately to the value of the vessel. These contracts were fair valued (level 3) using an 'excess earnings' technique where the terms of the contract are assessed relative to current market conditions. The values of the contract related intangibles were determined by means of calculating the incremental or decremental cash flows arising over the life of the contracts compared with contracts with terms at prevailing market rates. This gave rise to a favorable contract asset in respect of vessels chartered out and an unfavorable contract liability in respect of the vessels chartered in.

The favorable contracts had remaining terms of ten months to 7.5 years at the time of the merger and the unfavorable contracts had remaining terms of three months to ten years. The fair value is amortized over the period of the contract on a straight line basis, except for the value of a contract of affreightment, which is amortized to reflect the timing of the expected economic benefit.

Newbuildings
The four newbuildings were valued at fair value (level 2) by estimating the market values for newbuilding contracts, this was the same process as for assessing the value of vessels. The valuation was based on the sales price for the completed vessel, not for the shipbuilding contract. The fair value was calculated as the estimated fair value of a completed vessel less the remaining committed capital expenditure for the vessel.

Vessels under capital lease
Leases of vessels, where we had substantially all the risks and rewards of ownership, were classified as capital leases. We acquired two vessels under capital lease as a result of the Merger, both of which were leased from unrelated third parties. The leasehold interest in these capital leased assets was recorded at fair value (level 3) based on the discounted value of the expected cash flows for the leasehold interest.

Capital lease obligations
The obligations under these capital leases were recorded at fair value (level 3) based on the net present value of the contractual lease payments.

Equity method investments
The fair value of the investment in associated companies equated to book value with the exception of the investment in Golden Opus Inc. As Golden Opus Inc. owned one vessel, the fair value of the company included a fair value adjustment based on broker values following the same process for assessing the value of owned vessels. This would be considered a level 3 assessment.

Convertible bond
While quoted market prices were not always available, the bonds traded "over the counter" and the fair value of the bonds was based on the market price on offer at the merger date (level 2).

Other
In April 2015, we received $40.1 million being the final outstanding amount in relation to the cancellation of newbuilding contracts by the Former Golden Ocean at Jinhaiwan. This amount was included in 'other current assets' in the purchase price allocation on March 31, 2015 and had no impact on the consolidated statement of operations.

The consolidated statement of operations for 2015 included revenues of $113.9 million and a net loss of $96.7 million, which are attributable to the Former Golden Ocean.

Unaudited Pro Forma Results

The following unaudited pro forma financial information presents the combined results of operations of the Company and the Former Golden Ocean as if the Merger had occurred as of the beginning of 2015. The pro forma financial information is not intended to represent or be indicative of the consolidated results of operations or financial condition of the Company that would have been reported had the acquisition been completed as of the dates presented, and should not be taken as representative of the future consolidated results of operations or financial condition of the Company.

(in thousands $, except per share data)	2015
Total operating revenues	225,013

Net (loss) income from continuing operations	(318,975)
Loss from discontinued operations	—
Net (loss) income	(318,975)

Basic and diluted earnings per share:
Basic and diluted (loss) earnings per share from continuing operations	$(1.85)
Basic and diluted loss per share from discontinued operations	$—
Basic and diluted (loss) earnings per share	$(1.85)